Bank Loans	6 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
BANK LOANS
7.	BANK LOANS

The following table presents bank loans from commercial banks as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
Bank of China Fuzhou Jin’an Branch	$11,175	$11,295
China Merchant Bank Fuzhou Branch	10,477	10,340
Xiamen International Bank Co., Ltd. Fuzhou Branch	8,381	6,956
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,118	1,113
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	1,397	1,391
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	-	2,087
Industrial Bank Fuzhou Branch	10,603	4,994
Haixia Bank of Fujian Fuzhou Minjiang Branch	1,397	1,391
China Industrial and Commercial Bank Fuzhou Branch	4,191
Bank of China Ningde Branch	16,458	16,390
Total	65,197	55,791
Less: Short-term bank loans	(48,739)	(39,401)
Less: Long-term bank loans, current	(412)	-
Long-term bank loans	$16,046	$16,390

The movement of bank loans is as follows:

	For the Six Months Ended June 30,
	2025	2024
Beginning balance	$55,791	$36,130
Additions	36,331	36,070
Repayments	(27,190)	(26,882)
Exchange rate effect	265	(251)
Total	$65,197	$45,067

For the six months ended June 30, 2025 and 2024, the capitalized interest for the above bank loans was approximately $0.03 million and $0.05 million, respectively. For the six months ended June 30, 2025 and 2024, the interest expense for the above bank loans was approximately $1.0 million and $0.6 million, respectively. The bank loans outstanding as of June 30, 2025 and December 31,2024 carried a weighted average interest rate of approximately 3.20% and 3.49% per annum, respectively.

The repayment schedule for the bank loans is as follows:

Twelve months ending June 30,	Repayment
2026	$49,151
2027	1,234
2028	1,852
2029	2,058
2030	2,160
Thereafter	8,742
Total	$65,197

As of June 30, 2025 and December 31,2024, certain plant and land use right of the Company with the aggregated net book value of approximately $41.2 million and approximately $24.6 million, respectively, were pledged for certain notes payable and bank loans.

As of June 30, 2025, the Company had an aggregate credit line of approximately $101.1 million (RMB724.0 million) and approximately $77.4 million (RMB553.9 million) was used for the loan balance, bank acceptance notes payable, letters of credit and letters of guarantee.